ACCUMULATED OTHER COMPREHENSIVE LOSS (Income Tax Expense Allocated to Each Component of Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains/(losses) on cash flow hedges, Current period change excluding amounts reclassified from accumulated other comprehensive income	$ (11,265)	$ (8,302)	$ (11,177)	$ (21,850)	$ 19,114
Unrealized gains/(losses) on cash flow hedges, Amounts reclassified from accumulated other comprehensive income	4,300	4,726	18,104	19,566	20,560
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(6,965)	(3,576)	6,927	(2,284)	39,674
Items not yet recognized as a component of net periodic benefit cost, Current period change excluding amounts reclassified from accumulated other comprehensive income	355	496	2,581	(11,969)	4,336
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Total	355	496	2,992	(11,752)	4,812
Tax (Expense)/ Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains/(losses) on cash flow hedges, Current period change excluding amounts reclassified from accumulated other comprehensive income	27	316	553	115
Unrealized gains/(losses) on cash flow hedges, Amounts reclassified from accumulated other comprehensive income
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	$ 27	$ 316	553	115
Items not yet recognized as a component of net periodic benefit cost, Current period change excluding amounts reclassified from accumulated other comprehensive income			(353)	3,639	(2,899)
Items not yet recognized as a component of net periodic benefit cost, Amounts reclassified from accumulated other comprehensive income			(223)	54	(137)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Total			$ (576)	$ 3,693	$ (3,036)